Revision of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Revision Of Prior Period Financial Statements
Schedule of Prior Period Adjustment

	As Reported	Adjustment	As Adjusted
Revised Balance Sheet
Common stock subject to redemption	$44,130,580	$5,869,420	$50,000,000
Common stock, $0.001 par value	225	(59)	166
Additional paid-in-capital	5,000,557	(5,000,557)	—
Retained earnings	(780)	(868,804)	(869,584)
Total stockholders’ equity	$5,000,002	$(5,869,420)	$(869,418)

Schedule of Revised Statement of Operations

	For the three months ended June 30, 2021			For the three months ended June 30, 2021
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Revised Statement of Operations
Basic and diluted net income (loss) per share, redeemable common stock	$1.53	$0.83	$2.36	$3.96	$2.15	$6.11
Basic and diluted net income (loss) per share, non-redeemable common stock	$(1.39)	$(0.74)	$(2.13)	$(1.83)	$(0.98)	$(2.81)